Cover	Sep. 30, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2024
Entity File Number	001-35527
Entity Registrant Name	Emmaus Life Sciences, Inc.
Entity Central Index Key	0000822370
Entity Tax Identification Number	87-0419387
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	21250 Hawthorne Boulevard
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Torrance
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90503
City Area Code	310
Local Phone Number	214-0065
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false